Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Financial Obligations [Abstract]
Summary of Valuation of Royalty Payments

The Company used a discounted cash flow methodology to estimate the value the royalty component of the financial obligation. The material assumptions used by the Company to estimate the valuation for the royalty and held constant for the 10-year term of the royalty payments, and assuming a discount rate of 18%, were as follows:

		December 31, 2018
Growing space related to royalty	square feet	44,403
Average yield	grams/square feet	45
Total cannabis production	million grams/year	12.0
Average price	$/gram	5.50